Goodwill and Identifiable Intangible Assets (Details Textual) (USD $)	3 Months Ended					3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2011	Feb. 29, 2012 Aldagen [Member]	Apr. 30, 2010 Aldagen [Member]	Apr. 30, 2010 Angel [Member]	Mar. 31, 2013 Cost Of Sales [Member]	Dec. 31, 2012 Cost Of Sales [Member]	Dec. 31, 2011 Cost Of Sales [Member]	Mar. 31, 2013 General and Administrative Expense [Member]	Dec. 31, 2012 General and Administrative Expense [Member]	Dec. 31, 2011 General and Administrative Expense [Member]
Goodwill related to Aldagen acquisition		$ 706,823	$ 422,000	$ 707,000	$ 707,000
Amortization	$ 274,800					$ 39,300	$ 157,000	$ 157,000	$ 52,300	$ 199,000	$ 110,000